13. PREFERRED STOCK	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
PREFERRED STOCK

NOTE 13 – PREFERRED STOCK

Series A Convertible Preferred Stock Designations

At December 31, 2012, the Company was authorized to issue 100,000,000 shares of its Series A Preferred Stock with a par value of $0.001 per share.

The holders of our New Series A Preferred Stock are entitled to receive non-cumulative dividends at an annual rate of 6% of the “Original Issue Price” per share, which is $2.25 per share. These dividends will only accrue and become payable if declared by our Board of Directors in its discretion. The right to receive dividends on shares of Series A Preferred Stock is not cumulative, and no right to such dividends will accrue to holders of Series A Preferred Stock by reason of the fact that dividends on said shares are not declared or paid in any calendar year. All declared but unpaid dividends of the shares of New Series A Preferred Stock are payable in cash upon conversion of such shares. Any dividends declared on our New Series A Preferred Stock will be prior and in preference to any declaration or payment of any dividends or other distributions on our common stock. In the event of any liquidation, dissolution or winding up of our Company, either voluntary or involuntary, the holders of our New Series A Preferred Stock will be entitled to receive distributions of any of our assets prior and in preference to the holders of our common stock in an amount per share of New Series A Preferred Stock equal to the sum of (i) the Original Issue Price of $2.25 per share, and (ii) all declared but unpaid dividends on such shares of New Series A Preferred Stock. Each share of New Series A Preferred Stock will be convertible at the option of the holder into that number of fully-paid, nonassessable shares of common stock determined by dividing the “Original Issue Price” for the New Series A Preferred Stock by the conversion price of $2.25 per share (subject to adjustment). Therefore, each share of New Series A Preferred Stock will initially be convertible into one share of our common stock. Our shares of New Series A Preferred Stock will automatically convert into shares of common stock according to the conversion rate described above upon the first to occur of (i) the consent of a majority of the outstanding shares of New Series A Preferred Stock or (ii) the date on which the New Series A Preferred Stock issued on the original issuance date to holders who are not affiliates of the Company may be re-sold by such holders without registration in reliance on Rule 144 promulgated under the Securities Act of 1933, as amended, or another similar exemption. The holders of our New Series A Preferred Stock vote together with the holders of our common stock as a single class (on an “as converted” basis) on all matters to which our shareholders have the right to vote, except as may otherwise be required by law.

Preferred Stock Issuances

During 2011 the Company issued 2,222,223 shares of preferred stock as follows:

●	In October 2011, the Company issued 1,333,334 shares of its New Series A Preferred Stock and an 80% interest in Condor to a subsidiary of MIE Holdings, a related party, for proceeds of $3,000,000. No offering costs were incurred.

●	In October 2011, the Company repaid a $200,000 note payable to its president and chief executive plus accrued interest of $4,258. Upon receipt of these proceeds, the officer used the proceeds to purchase through an entity owned and controlled by him 88,889 shares of the Company’s New Series A Preferred Stock at a price of $2.25 per share.

●	In October 2011, the Company converted the $900,000 note payable to Global Venture Investments, LLC into 800,000 shares of the Company’s New Series A Preferred Stock. Pursuant to the terms of the note, the note’s principal converted into New Series A Preferred Stock at a price of $1.125 per share, which was equal to 50% of the $2.25 price per share of the New Series A Preferred Stock. As required pursuant to the terms of the note, the Company also issued the note holder a warrant to purchase 160,000 shares of New Series A Preferred Stock with an exercise price of $2.25 per share.

During 2012 the Company issued 4,615,235 shares of preferred stock as follows:

●	In 2012, the Company issued 3,684,448 shares of New Series A Preferred Stock to investors for gross cash proceeds of $8,015,071. Offering costs were $246,423.

●	In February 2012, the Company issued 76,667 shares of New Series A Preferred Stock at a value of $172,500 to South Texas Reservoir Alliance LLC. (“STXRA”). A liability was accrued as of December 31, 2011 for this issuance, which issuance was made in full satisfaction of certain obligations to STXRA associated with the Niobrara Asset purchase.

●	In March 2012, the Company issued 555,556 shares of its New Series A Preferred Stock valued at $1,250,000 in connection with the acquisition of Excellong E&P-2. The Company has determined that the shares are redeemable at the option of the holder and has classified the preferred stock outside of shareholders’ equity on the accompanying balance sheet. (See Note 8)

●	In July 2012, the Company issued 122,812 shares of its New Series A Preferred Stock valued at $276,326 in exchange for a subscription receivable from Condor in connection with the acquisition of additional interests by Condor in the Niobrara formation of Weld and Morgan Counties, Colorado.

●	In September 2012, the Company issued 93,250 shares of its New Series A Preferred Stock valued at $559,498 for settlement of a payable due to Esenjay.

●	In November 2012, the Company issued 44,445 shares of its New Series A Preferred Stock to Esenjay pursuant to terms of a Modification Agreement wherein the Company extended the due date of a $1 million payment until February 18, 2013. These shares were recorded as additional interest expense of $280,001 based on the grant date fair value.

●	In October 2012, 9,000 shares of the Company’s New Series A Preferred Stock were converted by an investor into shares of the Company’s common stock.